Summary of Significant Accounting Policies - Loss on Early Extinguishment of Debt (Details) - USD ($) $ in Thousands	9 Months Ended	12 Months Ended
	Sep. 28, 2017	Dec. 29, 2016	Dec. 31, 2015	Dec. 25, 2014
Loss on Early Extinguishment of Debt
Payments of Debt Extinguishment Costs		$ 179	$ 0	$ 0
Prior Term Loan Facility
Loss on Early Extinguishment of Debt
Payments of Debt Extinguishment Costs		179
Extinguishment of Debt, Amount		19,833
Write-off of deferred debt issuance costs on extinguishment of debt		153
Prior Term Loan Facility And GCI Facility
Loss on Early Extinguishment of Debt
Write-off of deferred debt issuance costs on extinguishment of debt		1,319
ABL Facility
Loss on Early Extinguishment of Debt
Write-off of deferred debt issuance costs on extinguishment of debt		$ 162
Minimum
Stock-Based Compensation
Period of vesting provision	3 years	3 years
Maximum
Stock-Based Compensation
Period of vesting provision	5 years	5 years